NOTE 14. Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Deferred income tax assets:
Provision for doubtful accounts	$ 5,334	$ 3,096
Accrued liabilities	907	410
Tax loss carry forward	715	520
Other temporary differences	598	582
Deferred income tax assets - current	7,554	4,608
Current Deferred income tax liabilities:
Unearned income	(2,039)	(9,325)
Deferred income tax liabilities	5,515	(4,717)
Non-current Deferred income tax assets:
Accrued liabilities	1,789	1,738
Tax loss carry forward	2,145	1,560
Others	192	0
Deferred income tax assets - non-current	4,126	3,298
Non current Deferred income tax liabilities:
Unearned income	0	(751)
Deferred income tax assets - non-current	$ 4,126	$ 2,547